Leases (Leased Assets under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (58,861)	¥ (53,330)
Leased assets under capital leases, Net	27,406	18,335
Machinery, equipment and others
Capital Leased Assets [Line Items]
Leased assets under capital leases	82,260	66,722
Film costs
Capital Leased Assets [Line Items]
Leased assets under capital leases	¥ 4,007	¥ 4,943